OLD WESTBURY FUNDS, INC.

Old Westbury Small & Mid Cap Strategies Fund
(the “Fund”)

Supplement dated June 27, 2022 to the
Prospectus dated March 1, 2022, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2022, as supplemented.

Effective immediately, Ms. Andrea Tulcin, Senior Vice President of Bessemer Investment Management LLC (the “Adviser”) and Mr. Konstantin Tcherepachenets, Senior Vice President of the Adviser will be joining Ms. Nancy Sheft, Mr. Edward N. Aw, Mr. Michael Morrisroe and Mr. John Patrick Coviello to manage the portion of the Old Westbury Small & Mid Cap Strategies Fund managed by the Adviser.

Accordingly, effective immediately:

•	The following are added under the fourth paragraph in the section entitled “Old Westbury Small & Mid Cap Strategies Fund–Management of the Fund–Portfolio Managers and Sub-Advisers” beginning on page 14:

Ms. Andrea Tulcin, a Senior Vice President of the Adviser, has managed the Fund since June 27, 2022.

Mr. Konstantin Tcherepachenets, a Senior Vice President of the Adviser, has managed the Fund since June 27, 2022.

•	The following are added under the fourth paragraph in the section entitled “WHO MANAGES THE FUNDS?–Portfolio Managers- Small & Mid Cap Strategies Fund” beginning on page 56:

Ms. Andrea Tulcin, a Senior Vice President of the Adviser, has managed the Fund since June 27, 2022. Ms. Tulcin joined the Adviser in 2019 and Bessemer, an affiliate of the Adviser, in 2017. Previously, she served as a Senior Vice President and an Associate Portfolio Manager for Bessemer’s Large Cap Global portfolio. Prior to joining Bessemer, Ms. Tulcin held Equity Analyst roles at Infusive Asset Management and Guggenheim Global Trading. Before that, she worked as an associate analyst and a business administration associate at Tradewinds Global Investors. Ms. Tulcin earned a B.A., cum laude, in journalism from Lehigh University in 2006 and a M.B.A. from The Wharton School of the University of Pennsylvania in 2013.

Mr. Konstantin Tcherepachenets, Senior Vice President of the Adviser, has managed the Fund since June 27, 2022. Mr. Tcherepachenets joined the Adviser in 2013. Previously, he served as a Senior Vice President and Senior Equity Analyst at the Adviser. Prior to joining the Adviser, he worked as an analyst at Raymond James/Morgan Keegan, where he was responsible for covering the medical device sector. Before that, he worked at Columbia Management/Bank of America as a senior financial analyst. Mr. Tcherepachenets earned a B.S. in business with a minor in economics from the University of California, Riverside (UCR) in 2005 and a M.B.A. from Babson College in 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0622	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Small & Mid Cap Strategies Fund
(the “Fund”)

Supplement dated June 27, 2022 to the
Statement of Additional Information dated March 1, 2022, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Statement of Additional Information dated March 1, 2022, as supplemented.

Effective immediately, Ms. Andrea Tulcin, a Senior Vice President of Bessemer Investment Management LLC (the “Adviser”) and Mr. Konstantin Tcherepachenets, a Senior Vice President of the Adviser will be joining Ms. Nancy Sheft, Mr. Edward N. Aw, Mr. Michael Morrisroe and Mr. John Patrick Coviello to manage the portion of Old Westbury Small & Mid Cap Strategies Fund managed by the Adviser.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:
o	The following is added as the last two rows of the portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Small & Mid Cap Strategies Fund—BIM” beginning on page 45:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Small & Mid Cap Strategies Fund
BIM
Andrea Tulcin[1]	0	$0	0	$0	0	$0
Konstantin Tcherepachenets[1]	0	$0	0	$0	0	$0

1 Information is as of May 31, 2022.

o	The following is added as the last two rows of the portion of the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance—Small & Mid Cap Strategies Fund—BIM” beginning on page 47:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Small & Mid Cap Strategies Fund
BIM
Andrea Tulcin[1]	0	$0	0	$0	0	$0
Konstantin Tcherepachenets[1]	0	$0	0	$0	0	$0

1 Information is as of May 31, 2022.

o	The following is added as the last two rows of the portion of the table under the heading “Ownership of Securities” for “BIM” beginning on page 49:

	All Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
BIM[1]
Andrea Tulcin[2]	$100,001 - $500,000	$100,001 - $500,000	$50,001 - $100,000	None	$50,001 - $100,000	$10,001 - $50,000
Konstantin Tcherepachenets[2]	$50,001 - $100,000	$100,001 - $500,000	None	None	$50,001 - $100,000	None

1 BIM portfolio managers’ exposures includes investments in their deferred compensation and profit sharing account balances in the Funds.

2 Information is as of May 31, 2022.

o	The last sentence of the second paragraph under the heading entitled “Compensation of Portfolio Managers” for “BIM” beginning on page 50 is hereby deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks are currently the S&P 500®Index for Mr. Hall, the MSCI ACWI Large Cap Index for Mr. Rutledge, 90% the S&P 500® Index and 10% MSCI AC World ex USA Large Cap Index for Mr. Christie, 90% MSCI USA Mid Cap Index and 10% the MSCI AC WORLD ex USA Mid Cap Index for Mr. Morrisroe, and the Russell 2000® Index for Ms. Tulcin and Mr. Tcherepachenets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE